Long-Term Debt (Summary of Unamortized Debt Issuance Costs and Discounts) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Apr. 28, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt issuance costs	$ 29,146		$ 0
Debt discounts	24,536		0
Total debt issuance costs and discounts at origination	53,682		0
Less: Amortization of debt issuance costs and discounts	(4,918)		0
Total unamortized debt issuance costs and discounts	$ 48,764	$ 0	$ 0